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                                                   Robert J. Zutz
                                                   202.778.9059
                                                   Fax:  202.778.9100
                                                   rzutz@kl.com


                                February 20, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

             Re:      Meehan Mutual Funds, Inc.
                      File Nos. 333-86655 and 811-9575
                      --------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund of the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 ("PEA No. 2") to its Registration Statement on Form N-1A and that PEA No. 2 was filed electronically.

         If there are any questions concerning this filing, please contact me at
(202) 778-9059.

                                Very truly yours,

                                /s/ Robert J. Zutz

                                Robert J. Zutz



cc:  Thomas P. Meehan
         Meehan Mutual Funds, Inc.